Average Annual Total Returns - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2023
Fidelity Advisor Global Commodity Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.47%
Past 5 years	8.94%
Past 10 years	3.94%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.03%
Past 5 years	8.46%
Past 10 years	3.56%
Fidelity Advisor Global Commodity Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.29%
Past 5 years	7.02%
Past 10 years	3.05%
Fidelity Advisor Global Commodity Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.46%
Past 5 years	9.44%
Past 10 years	3.93%
Fidelity Advisor Global Commodity Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.88%
Past 5 years	9.14%
Past 10 years	3.89%
Fidelity Advisor Global Commodity Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	20.71%
Past 5 years	10.61%
Past 10 years	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	20.92%
Since Inception	11.45%	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	5.61%
Past 10 years	8.38%
MS404
Average Annual Return:
Past 1 year	14.52%
Past 5 years	7.79%
Past 10 years	4.11%

[1]	AFrom October 2, 2018.